Common Stock, Warrants and Options (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common Stock Warrants And Options
Number of options	5,050,000	5,050,000
Weighted average exercise price	$ 0.05	$ 0.05